Commodity forward contracts – Barter transactions - Fair value of commodity forward contracts (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Assets
Commodity forward contracts	R$ 114,861	R$ 32,800
Liabilities
Commodity forward contracts	(207,067)	(27,038)
Purchase Contracts
Assets
Commodity forward contracts	53,695	16,054
Liabilities
Commodity forward contracts	(206,881)	(14,995)
Selling Contracts
Assets
Commodity forward contracts	61,166	16,746
Liabilities
Commodity forward contracts	R$ (186)	R$ (12,043)